Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Schedule of Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock consists of the following as of December 31, 2016 and as of immediately prior to the automatic conversion of redeemable convertible preferred stock into common stock (in thousands, except share amounts):

	December 31, 2016
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Original Issuance	Carrying Value
Series A Preferred	14,742	14,736	$1,327	$1,327	$5,777
Series B Preferred	63,339	63,329	12,288	12,288	32,693
Series C Preferred	47,137	47,132	9,899	9,899	24,539
Series D and D-1 Preferred	7,537,780	7,537,753	16,063	16,063	70,904
Series E Preferred	3,627,391	3,627,381	8,102	8,102	34,306
Series E-1 Preferred	626,195	333,333	2,000	2,000	3,524
Series E-2 Preferred	257,756	257,756	1,933	1,933	5,171
Series F Preferred	3,242,963	3,242,957	30,000	30,000	29,201
Series G Preferred	3,344,544	3,344,540	79,379	79,379	77,739
Total	18,761,847	18,468,917	$160,991	$160,991	$283,854